Financial instruments and risk management - Classification (Details) - Financial risks management - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 37,168,630	R$ 33,652,893
Financial liabilities	127,361,288	93,045,196
Financial Liabilities, Net of Financial Assets	90,192,658	59,392,303
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	116,906,468	90,609,124
Financial liabilities at amortised cost, category [member] | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,033,285	5,572,219
Financial liabilities at amortised cost, category [member] | Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	101,435,531	77,172,692
Financial liabilities at amortised cost, category [member] | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,972,915	6,243,782
Financial liabilities at amortised cost, category [member] | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	120,490	187,187
Financial liabilities at amortised cost, category [member] | Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,200,917	1,316,528
Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	143,330	116,716
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,454,820	2,436,072
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,454,820	2,436,072
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,779,953	15,931,547
Financial assets at amortised cost, category [member] | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,018,818	8,345,871
Financial assets at amortised cost, category [member] | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,132,860	6,848,454
Financial assets at amortised cost, category [member] | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	628,275	737,222
At fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,138,066	23,606
At fair value through other comprehensive income | Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,138,066	23,606
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,250,611	17,697,740
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,887,100	4,430,454
At fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 13,363,511	R$ 13,267,286